Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues from services		$ 793,291	$ 2,128,153	$ 639,220
Revenues from healthcare service packages			55,301
Cost of revenues			(50,774)	(8,080)
Net revenues of services		793,291	2,132,680	631,140
Commissions and fees on financial guarantee services		456,944	375,471	8,797
Provision for financial guarantee services		(57,417)	(89,865)	(5,008)
Commission and fee income on guarantee services, net		399,527	285,606	3,789
Interest and fees income
Interest and fees on direct loans				1,153
Interest income on loans due from third parties		2,113,918	2,131,447	34,707
Interest income from factoring business				2,782,332
Interest income on deposits with banks		300,749	348,389	64,636
Total interest and fee income		2,414,667	2,479,836	2,882,828
Interest expense
Interest expenses and fees on secured loans				(2,218,815)
Net interest income		2,414,667	2,479,836	664,013
Provision for loan losses				(2,244,601)
Net interest income (loss) after provision for loan losses		2,414,667	2,479,836	(1,580,588)
Operating income (loss)		3,607,485	4,898,122	(945,659)
Total operating expenses
Salaries and employee surcharges		(1,054,509)	(1,116,482)	(512,314)
Other operating expenses		(2,241,069)	(2,995,098)	(1,385,259)
Changes in fair value of warrant liabilities		(3,021)	5,961	530,863
Total operating expenses		(3,298,599)	(4,105,619)	(1,366,710)
Other income (expenses)
Deconsolidation gain (loss)		490,283	(1,953,248)
Interest income (expenses), net		(267,184)
Other income (expense), net		554,167	76,406
Total other income (expenses)		777,266	(1,876,842)
Income (Loss) before income taxes		1,086,152	(1,084,339)	(2,312,369)
Income tax (expenses) recovery		(328,851)	229,733	(244,741)
Net income (loss) from continuing operations		757,301	(854,606)	(2,557,110)
Net income from discontinued operations, net of income tax				26,846,018
Net income (loss)		757,301	(854,606)	24,288,908
Dividend – convertible redeemable Class A preferred share				(686,400)
Net income attributable to noncontrolling interests		(386,210)	(838,048)	(76,108)
Net income (loss) attributable to Roan Holding Group Co., Ltd.’s shareholders		371,091	(1,692,654)	23,526,400
Other comprehensive (loss) income
Foreign currency translation adjustment		1,308,444	3,461,980	1,435,262
Reclassified to net gain from discontinued operations				2,691,969
Total other comprehensive (loss) income		1,308,444	3,461,980	4,127,231
Comprehensive income		2,065,745	2,607,374	28,416,139
Other comprehensive income attributable to noncontrolling interests		(488,233)	(1,334,101)	(97,733)
Dividend – convertible redeemable Class A preferred share				(686,400)
Net income attributable to noncontrolling interests		(386,210)	(838,048)	(76,108)
Total comprehensive income attributable to Roan Holdings Group Co., Ltd.’s shareholders		$ 1,191,302	$ 435,226	$ 27,555,898
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	[1]	25,287,887	25,287,887	25,287,887
Earnings (Loss) per share
Net earnings (loss) per share – Basic and Diluted (in Dollars per share)		$ 0.01	$ (0.07)	$ 0.93
Net earnings (loss) per share from continuing operations - Basic and Diluted (in Dollars per share)		$ 0.01	(0.07)	(0.13)
Net earnings per share from discontinued operations - Basic and Diluted (in Dollars per share)				$ 1.06

[1]	The Company reported a discontinued operation for the year ended December 31, 2019, it used net loss from continuing operations as the control number to determine whether the warrants, Class A and Class B preferred shares are anti-dilutive. Because the Company incurred a net loss from continuing operations, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.